UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Municipal Value Fund (NJV)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.1% (5.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B2	$ 134,919
1,620	5.000%, 6/01/41	6/17 at 100.00	B2	1,471,948
1,770	Total Consumer Staples			1,606,867
	Education and Civic Organizations – 8.9% (8.6% of Total Investments)
25	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D,	No Opt. Call	A2	25,335
	4.000%, 7/01/13 – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB+	55,406
30	5.000%, 7/01/37	7/21 at 100.00	BBB+	32,923
40	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	No Opt. Call	AA–	40,486
	2005E, 3.750%, 7/01/13 – AGM Insured
900	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series	9/19 at 100.00	A2	1,035,513
	2009A, 5.500%, 9/01/36
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,132,770
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	33,395
	5.000%, 12/01/30
2,075	Total Education and Civic Organizations			2,355,828
	Health Care – 24.7% (24.0% of Total Investments)
500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	519,460
	2005A, 5.000%, 2/15/25
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	116,083
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	2,234,740
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center,	7/16 at 100.00	A	1,032,410
	Series 2006B, 5.000%, 7/01/36
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	79,261
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare	No Opt. Call	BBB–	845,505
	System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	732,650
	System, Refunding Series 2006, 5.000%, 7/01/36
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	4/13 at 100.00	N/R	1,000,400
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
6,130	Total Health Care			6,560,509
	Housing/Multifamily – 4.6% (4.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	113,227
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	56,141
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/19 at 100.00	A+	1,052,030
	2009A, 4.950%, 5/01/41
1,150	Total Housing/Multifamily			1,221,398
	Housing/Single Family – 2.1% (2.0% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
100	1.250%, 10/01/13	No Opt. Call	Aa1	100,484
440	4.500%, 10/01/29	10/21 at 100.00	Aa1	455,145
540	Total Housing/Single Family			555,629
	Tax Obligation/General – 9.5% (9.2% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	105,940
	Series 2011, 3.000%, 9/01/16
75	Clark Township Board of Education, Union County, New Jersey, General Obligation Bonds, School	No Opt. Call	Aa3	75,955
	Series 2005, 4.000%, 6/01/13 – AGM Insured
50	East Brunswick Township Board of Education, New Jersey, General Obligation Bonds, Series 2005,	No Opt. Call	Aa2	51,522
	4.250%, 11/01/13 – AGM Insured
55	Essex County, New Jersey, General Obligation Bonds, Series 2005A, 5.000%, 6/01/13 – AGM Insured	No Opt. Call	Aa2	55,862
40	Gloucester Township Board of Education, Camden County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	40,962
	Series 2004, 5.000%, 8/01/13 – NPFG Insured
25	Greater Egg Harbor Regional High School District, Alantic County, New Jersey, General Obligation	No Opt. Call	Aa3	25,000
	Bonds, Series 2007, 3.750%, 2/01/13 – AGM Insured
100	Greenwich Township, New Jersey, General Obligation Bonds, Series 2004, 4.000%, 9/01/13 –	No Opt. Call	A1	102,237
	AMBAC Insured
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA–	11,719
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 –	No Opt. Call	AA–	274,538
	AGM Insured
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	52,972
	2005, 5.000%, 12/01/14 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	162,867
	2006, 5.000%, 12/01/15 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	165,896
	2007, 5.000%, 12/01/16 – AMBAC Insured
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	628,405
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	33,468
	4.000%, 2/01/17
30	North Brunswick Township, New Jersey, General Obligation Bonds, Series 2009, 2.000%, 8/15/13	No Opt. Call	AA	30,284
75	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2009, 3.000%, 9/01/14 –	No Opt. Call	Aa3	77,797
	AGC Insured
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 –	No Opt. Call	Aa3	52,849
	NPFG Insured
100	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General	No Opt. Call	Aa3	103,410
	Obligation Bonds, Series 2006, 4.500%, 1/15/14 – AGM Insured
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	12/21 at 100.00	AA+	168,156
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	195,476
	Bonds, Series 2011, 5.000%, 6/15/41
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	103,867
2,265	Total Tax Obligation/General			2,519,182
	Tax Obligation/Limited – 30.4% (29.5% of Total Investments)
25	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aa2	25,999
	12/15/13 – AGM Insured
200	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	272,046
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	708,731
25	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	AA–	25,683
	2007, 4.000%, 12/01/13 – AGM Insured
100	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	No Opt. Call	BBB+	105,640
	5.000%, 6/15/14
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	767,529
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A+	2,353,120
	Transformation Program, Series 2009A, 5.750%, 10/01/31
5,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A+	1,540,158
	0.000%, 12/15/39
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,101,760
	2009A, 6.000%, 8/01/42
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	113,925
	Series 2010A, 5.000%, 10/01/29
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,	10/19 at 100.00	BBB+	1,053,470
	Series 2009A-1, 5.000%, 10/01/39
11,210	Total Tax Obligation/Limited			8,068,061
	Transportation – 7.1% (6.9% of Total Investments)
125	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	142,221
	District Project, Series 2012, 5.000%, 1/01/27
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/13 at 100.00	N/R	446,785
	7.100%, 11/01/31 (Alternative Minimum Tax) (5)
400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	6/13 at 100.00	B	410,600
	Airlines Inc., Series 2003, 9.000%, 6/01/33 (Mandatory put 6/01/13) (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16	No Opt. Call	A3	17,354
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,785
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	859,646
1,810	Total Transportation			1,882,391
	U.S. Guaranteed – 8.2% (8.0% of Total Investments) (6)
50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	58,293
	6/15/16 – RAAI Insured (ETM)
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	Aaa	1,075,390
	6/15/34 (Pre-refunded 6/15/14)
250	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2004A,	9/13 at 100.00	AAA	256,990
	5.000%, 9/01/22 (Pre-refunded 9/01/13)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (6)	17,615
60	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	70,459
295	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	322,554
100	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	109,341
10	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	10,203
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+ (6)	234,441
	Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)
25	Wayne Township School District, Passaic County, New Jersey, General Obligation Bonds, Series	7/13 at 100.00	Aa3 (6)	25,433
	2003, 4.000%, 7/15/14 (Pre-refunded 7/15/13) – AGM Insured
2,025	Total U.S. Guaranteed			2,180,719
	Utilities – 1.4% (1.4% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control	No Opt. Call	A	393,210
	Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%,
	3/01/21 – NPFG Insured
$ 29,275	Total Investments (cost $23,263,752) – 103.0%			27,343,794
	Floating Rate Obligations – (5.6)%			(1,500,000)
	Other Assets Less Liabilities – 2.6%			710,994
	Net Assets Applicable to Common Shares – 100%			$ 26,554,788

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$27,343,794	$—	$27,343,794

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $21,651,241.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$4,192,553
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$4,192,553

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013